Earnings (Loss) Per Share - Calculation of diluted loss per share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	24,016	33,396	24,016	33,396	32,127	35,016	42,131
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	29,626	29,626	29,626	29,626	29,626	29,626	29,626